Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Quarterly Financial Information [Abstract]
Net Sales	$ 6,545	$ 6,288	$ 5,854	$ 5,535	$ 5,841	$ 5,417	$ 4,953	$ 4,828	$ 24,222	$ 21,039	$ 20,102
Gross profit	2,590	2,498	2,306	2,163	2,331	2,164	1,963	1,868	9,557	8,326
Earnings from continuing operations common stockholders	735	683	556	480	572	581	408	417	2,454	1,978	1,715
Net earnings common stockholders	$ 761	$ 683	$ 556	$ 480	$ 749	$ 585	$ 405	$ 425	$ 2,480	$ 2,164	$ 1,724
Earnings per common share from continuing operations: Basic	$ 0.98	$ 0.91	$ 0.74	$ 0.63	$ 0.76	$ 0.77	$ 0.54	$ 0.55	$ 3.26	$ 2.62	$ 2.27
Earnings per common share from continuing operations: Diluted	$ 0.98	$ 0.90	$ 0.73	$ 0.63	$ 0.75	$ 0.76	$ 0.54	$ 0.55	$ 3.24	$ 2.60	$ 2.26
Net earnings per common share: Basic	$ 1.02	$ 0.91	$ 0.74	$ 0.63	$ 0.99	$ 0.78	$ 0.54	$ 0.56	$ 3.29	$ 2.87	$ 2.29
Net earnings per common share: Diluted	$ 1.01	$ 0.90	$ 0.73	$ 0.63	$ 0.98	$ 0.77	$ 0.53	$ 0.56	$ 3.27	$ 2.84	$ 2.27
Dividends per common share	$ 0.345	$ 0.345	$ 0.345	$ 0.345	$ 0.335	$ 0.335	$ 0.335	$ 0.335	$ 1.38	$ 1.34	$ 1.32
Common stock prices: High	$ 58.47	$ 61.29	$ 62.24	$ 58.74	$ 53.82	$ 53.73	$ 51.10	$ 43.71	$ 62.24	$ 53.82
Common stock prices: Low	$ 41.31	$ 50.84	$ 55.86	$ 52.12	$ 42.73	$ 42.69	$ 41.22	$ 37.45	$ 41.31	$ 37.45